Pension obligations (Schedule of detailed information about pension obligation) - (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Pension obligations [Member]
Pension Obligations [Line Items]
Pension obligation - current	$ 12,015	$ 11,854
Pension obligation - non-current	29,599	23,863
Net liability	41,614	35,717
Pension obligation - non-current	$ 29,599	$ 23,863